Securities (Schedule Of Amortized Cost And Estimated Fair Value Of Securities Pledged As Collateral) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Repurchase Agreements [Member] | Amortized Cost [Member]
Securities pledged as collateral	$ 571,016	$ 671,852
Repurchase Agreements [Member] | Estimated Fair Value [Member]
Securities pledged as collateral	597,286	709,919
Retail Deposits [Member] | Amortized Cost [Member]
Securities pledged as collateral	44,429
Retail Deposits [Member] | Estimated Fair Value [Member]
Securities pledged as collateral	44,991
Public Unit Deposits [Member] | Amortized Cost [Member]
Securities pledged as collateral	116,472	120,241
Public Unit Deposits [Member] | Estimated Fair Value [Member]
Securities pledged as collateral	124,785	128,621
Federal Reserve Bank [Member] | Amortized Cost [Member]
Securities pledged as collateral	26,666	34,720
Federal Reserve Bank [Member] | Estimated Fair Value [Member]
Securities pledged as collateral	27,939	36,363
Amortized Cost [Member]
Securities pledged as collateral	758,583	826,813
Estimated Fair Value [Member]
Securities pledged as collateral	$ 795,001	$ 874,903